UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     February 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $256,683 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    20750   500000 SH       SOLE                   500000        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      774    64000 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100     1344    75000 SH  PUT  SOLE                    75000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     9920      100 SH       SOLE                      100        0        0
BLACKROCK INC                  COM              09247X101      276    40000 SH  PUT  SOLE                    40000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      245   296600 SH  CALL SOLE                        0        0        0
CHUBB CORP                     COM              171232101     9836   200000 SH       SOLE                   200000        0        0
CHUBB CORP                     COM              171232101     9288   860100 SH  CALL SOLE                        0        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5917   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     6761   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    11025   150000 SH       SOLE                   150000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    11900  1000000 SH  CALL SOLE                        0        0        0
DIREXION SHS ETF TR            30YR TREAS ETF   25459W540     3583    52500 SH       SOLE                    52500        0        0
EXXON MOBIL CORP               COM              30231G102    17048   250000 SH       SOLE                   250000        0        0
GENERAL ELECTRIC CO            COM              369604103        9   618800 SH  CALL SOLE                        0        0        0
HOME DEPOT INC                 COM              437076102     7233   250000 SH       SOLE                   250000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     1492    20000 SH       SOLE                    20000        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1566   100000 SH       SOLE                   100000        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      230    13000 SH  CALL SOLE                        0        0        0
JOHNSON & JOHNSON              COM              478160104     4831    75000 SH       SOLE                    75000        0        0
LEUCADIA NATL CORP             COM              527288104     2379   100000 SH       SOLE                   100000        0        0
LOWES COS INC                  COM              548661107     7602   325000 SH       SOLE                   325000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     9587   150000 SH       SOLE                   150000        0        0
MICROSOFT CORP                 COM              594918104     9144   300000 SH       SOLE                   300000        0        0
MICROSOFT CORP                 COM              594918104    10235   950000 SH  CALL SOLE                        0        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     9411   300000 SH       SOLE                   300000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4225   250000 SH       SOLE                   250000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     8818   200000 SH  CALL SOLE                        0        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3213   250000 SH       SOLE                   250000        0        0
PETROBRAS ENERGIA S A          SPONS ADR        71646J109     3834   480000 SH  CALL SOLE                        0        0        0
PFIZER INC                     COM              717081103     3638   200000 SH       SOLE                   200000        0        0
POTASH CORP SASK INC           COM              73755L107    22786   210000 SH       SOLE                   210000        0        0
PROSHARES TR                   PSHS ULTRA QQQ   74347R206     5948   100000 SH       SOLE                   100000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    16211   325000 SH       SOLE                   325000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     2668   220000 SH  CALL SOLE                        0        0        0
SCHLUMBERGER LTD               COM              806857108     6509   100000 SH       SOLE                   100000        0        0
SCHLUMBERGER LTD               COM              806857108     2775   150000 SH  CALL SOLE                        0        0        0
WALGREEN CO                    COM              931422109     3672   100000 SH       SOLE                   100000        0        0